UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2000


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    104

Form 13F Information Table Value Total:    $156,736


List of Other Included Managers:

No.  13F File Number      Name



           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    1,754.0    36,878
36,878
                36,878
AER Energy Resources       Common           000944108       19.4    28,163
28,163
                  28,163
Agilent Technologies Inc.  Common           00846U101      960.0    19,616
19,616
                  19,616
America Online Inc.        Common           02364J104      369.3     6,870
6,870
             6,870
American Home Prod         Common           026609107      793.0    14,020
14,020
                  14,020
American Int'l Group       Common           026874107    1,459.3    15,251
15,251
                15,251
Amgen Inc.                 Common           031162100    2,887.2    41,347
41,347
            41,347
Asyst Technologies         Common           04648X107    1,597.7    78,900
78,900
                78,900
AT&T                       Common           001957109      901.4    30,687
30,687
         30,687
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,633.6    94,360
94,360
               94,360
Avery Dennison             Common           053611109    1,497.1    32,282
32,282
              32,282
BB&T Corp                  Common           054937107    3,101.6   102,957
102,957
               102,957
BJ Wholesale Club          Common           05548J106    1,952.3    57,210
57,210
               57,210
BMC Software Inc.          Common           055921100      645.6    33,756
33,756
                33,756
BP Amoco PLC               Common           055622104      500.4     9,442
9,442
               9,442
Bristol-Meyers Squibb      Common           110122108    2,462.8    43,112
43,112
                 43,112
Cedar Fair                 Dep. Unit        150185106    3,161.9   171,492
171,492
         171,492
Ceres Group, Inc.          Common           156772105       85.8    11,838
11,838
            11,838
Chart Industries Ind.      Common           16115Q100      144.9    28,270
28,270
              28,270
Chase Manhattan Corp       Common           16161A108    1,570.9    34,011
34,011
                    34,011
CheckFree  Corp            Common           162813109      626.3    14,952
14,952
              14,952
Cigna Corp                 Common           125509109      239.3     2,292
2,292
          2,292
Cintas                     Common           172908105      293.4     6,735
6,735
      6,735
Cisco Systems              Common           17275R102    7,477.7   135,343
135,343
              135,343
Cleveland-Cliffs Inc.      Common           185896107      259.6    11,349
11,349
             11,349
Coca Cola Co.              Common           191216100      242.6     4,400
4,400
            4,400
Comcast Corp. CL A         CL A             200300101    2,300.9    56,205
56,205
               56,205
Compaq Computer Corp       Common           204493100      230.3     8,350
8,350
                    8,350
Credence Systems           Common           225302108      712.8    23,760
23,760
               23,760
Cypress Semiconductor Corp.Common           232809109      551.4    13,267
13,267
                      13,267
Dal-Tile Int'l Inc.        Common           23426R108    3,244.4   259,552
259,552
            259,552
Dallas Semiconductor Corp. Common           235204104    1,195.8    36,375
36,375
                     36,375
Datawatch Corp.            Common           237917109       53.0    44,600
44,600
             44,600
DeVry Inc.                 Common           251893103    2,217.1    58,925
58,925
           58,925
Dover Corp.                Common           260003108    1,522.7    32,440
32,440
            32,440
Dow Chemical               Common           260543103      497.6    19,953
19,953
             19,953
Duke-Weeks Realty Corp.    Common           264411505    1,330.5    55,150
55,150
                     55,150
Electro Scientific Ind.    Common           285229100      673.3    19,170
19,170
             19,170
Emerson Electric           Common           291011104    2,560.2    38,212
38,212
              38,212
Expeditors Int'l Wash.     Common           302130109    3,903.3    86,620
86,620
                86,620
Exxon Mobil Corp.          Common           30231G102    4,060.4    45,558
45,558
                 45,558
Fifth Third Bancorp        Common           316773100      524.0     9,727
9,727
             9,727
Fleet Boston Corp.         Common           33901A108      446.2    11,442
11,442
               11,442
General Electric           Common           369604103    1,904.6    33,015
33,015
            33,015
Genzyme                    Common           372917104    3,090.1    45,317
45,317
           45,317
Gilead Sciences Inc.       Common           375558103    1,359.0    12,390
12,390
               12,390
Guidant Corp.              Common           401698105      686.7     9,715
9,715
           9,715
Harmonic, Inc.             Common           413160102      827.0    34,460
34,460
            34,460
Henry (Jack) & Assoc., Inc.Common           426281101    2,652.1    61,143
61,143
                    61,143
Hewlett Packard            Common           428236103    1,373.5    14,160
14,160
              14,160
HI/FN, Inc.                Common           428358105      665.6     9,770
9,770
         9,770
Home Depot                 Common           437076102      404.2     7,617
7,617
            7,617
Honeywell Int'l Inc.       Common           438516106      217.3     6,100
6,100
            6,100
Huntington Bancshares      Common           446150104      205.8    14,015
14,015
                 14,015
IBM                        Common           459200101      308.7     2,744
2,744
      2,744
Illinois Tool Works        Common           452308109    2,664.0    47,677
47,677
               47,677
Inktomi Corp.              Common           457277101    1,088.8     9,551
9,551
            9,551
Intel                      Common           458140100    5,591.0   134,521
134,521
      134,521
John Hancock Bk & Thrift   Sh.Ben.Int       409735107      208.8    26,300
26,300
                  26,300
Keane, Inc.                Common           486665102    1,040.7    59,808
59,808
          59,808
KeyCorp                    Common           493267108      420.7    16,622
16,622
          16,622
Landec Corp.               Common           514766104      305.7    54,950
54,950
            54,950
Lilly, Eli & Co.           Common           532457108      595.1     7,336
7,336
         7,336
Matria Healthcare Inc.     Common           576817100      418.5   119,575
119,575
                119,575
Matrix Pharmaceutical      Common           576844104    1,519.7    97,650
97,650
                 97,650
Mattel Inc.                Common            577081102     417.4    37,308
37,308
         37,308
McDonald's                 Common           580135101    1,732.0    57,376
57,376
            57,376
Medtronic Inc.             Common           585055106      896.4    17,301
17,301
            17,301
Merck                      Common           589331107    2,231.9    29,984
29,984
         29,984
MFS Multimarket Income TrusSh.Ben.Int        552737108     335.6    54,233
54,233
                      54,233
Microsoft                  Common           594918104    2,394.7    39,705
39,705
          39,705
Minnesota Mining & Mfg.    Common            604059105     289.1     3,173
3,173
                   3,173
Morton Industrial Group, InCommon           619328107      151.8    44,146
44,146
                   44,146
National City Corp.        Common           635405103      388.9    17,578
17,578
              17,578
NCS Healthcare Inc. - CL A Common           628874109        3.5    14,000
14,000
                   14,000
Neogen                     Common           640491106    1,719.8   247,900
247,900
          247,900
Netsolve, Inc.             Common           64115J106       87.3    12,249
12,249
         12,249
Nortel Networks Corp.      Common           656569100    8,065.5   135,412
135,412
                   135,412
Northern Trust Corp.       Common           665859104      311.1     3,500
3,500
               3,500
NX Networks Inc.           Common           629478108      385.1    58,125
58,125
               58,125
Omnicom Group Inc.         Common           681919106    1,436.7    19,698
19,698
                  19,698
Oppenheimer Multi-Sector InSh.Ben.Int       683933105      104.8    12,800
12,800
                   12,800
Parametric Technology Corp Common           699173100    1,361.0   124,430
124,430
                       124,430
Pfizer, Inc.               Common           717081103    1,706.3    37,970
37,970
        37,970
Plato Learning, Inc.       Common           72764Y100    3,896.7   189,072
189,072
                189,072
PNC Financial Serv. Group  Common           693475105      574.1     8,832
8,832
                   8,832
Power Integrations, Inc.   Common           741477103      531.1    38,109
38,109
                38,109
Procter & Gamble           Common           742718109    2,702.4    40,334
40,334
                40,334
Qwest Com Intl Inc         Common           749121109    1,420.4    29,554
29,554
                29,554
R & B Falcon Corp.         Common           74912E101      737.0    26,440
26,440
                26,440
Royal Dutch Petroleum      Common           780257804    2,428.7    40,520
40,520
                   40,520
SBC Communications, Inc.   Common           78387G103      317.2     6,345
6,345
                     6,345
Schering Plough            Common           806605101    1,269.5    27,300
27,300
              27,300
Schlumberger Ltd.          Common           806857108      374.5     4,550
4,550
             4,550
Schwab (Charles)           Common           808513105      246.5     6,944
6,944
             6,944
Sky Financial Group, Inc.  Common           83080P103      306.0    17,242
17,242
                 17,242
Sovereign Bancorp          Common           845905108    1,850.6   200,070
200,070
                 200,070
Standard Management Corp.  Common           853612109       40.5    12,000
12,000
                     12,000
Stericycle Inc.            Common           858912108    1,332.2    54,375
54,375
           54,375
Steris Corp.               Common           859152100    2,222.9   185,243
185,243
           185,243
Sun Microsystems           Common           866810104      397.0     3,400
3,400
              3,400
Suntrust Bks Inc           Common           867914103      363.1     7,280
7,280
            7,280
Synovus Finl Corp.         Common           87161C105      317.8    14,999
14,999
               14,999
Texas Instruments          Common           882508104      665.3    14,100
14,100
              14,100
TJX Companies, Inc.        Common           872540109    2,701.5   120,065
120,065
                  120,065
TRW                        Common           872649108      495.9    12,206
12,206
        12,206
Templeton Global Inc.Fund  Common           880198106      752.5   125,423
125,423
                     125,423
Ventana Medical Systems    Common           92276H106    2,495.6    98,350
98,350
                     98,350
Verizon Communications     Common           92343V104    1,073.6    22,164
22,164
                     22,164
Vitesse Semiconductor Corp.Common           928497106    4,722.1    53,095
53,095
                      53,095
Walgreen                   Common           931422109      511.0    13,470
13,470
         13,470
Watson Pharmaceuticals Inc Common           942683103    4,581.5    70,620
70,620
                     70,620
Wells Fargo Company        Common            949740104   2,178.5    47,424
47,424
                   47,424
Worldcom, Inc.             Common           98157D106    1,002.9    33,017
33,017
               33,017


13F REPORT  3RD Q 2000                      GRAND TOTAL 156,735.9

